Covid-19 Uncertainties and Liquidity Risk	12 Months Ended
Dec. 31, 2021
Covid-19 Uncertainties [abstract]
Covid-19 Uncertainities

2.   COVID-19 UNCERTAINTIES

In March 2020, the World Health Organization declared COVID-19 as a pandemic. In response to the pandemic, Governments implemented measures to curb the spread of COVID-19. Government mandated measures in Argentina, Mexico, and Peru included among others, the closure of international borders, the temporary suspension of all non-essential business, including mining and the declaration of mandatory quarantine periods. These measures resulted in the temporary suspension of operations at our operations in Argentina, Mexico and Peru, which impacted our production and costs in 2020.

During 2021, there were no Government mandated suspensions of operations at any of our operations in Latin America.  However, operations in Latin America were affected by waves of COVID-19 during the year, which resulted in reduced workforces and quarantine periods for those affected. The pandemic continued to cause difficulties and hardship in the communities where we operate. The Company has, however, been able to continue operations in West Africa largely unaffected since the outbreak of COVID-19.

Health protocols are in place at each mine site for control, isolation and quarantine, as necessary, and these continue to be reviewed and adjusted accordingly based on the circumstances at each location. The Company’s focus is the health and safety of the workforce and on measures to prevent and manage the transmission of COVID-19 amongst the workforce and the communities in which the Company operates.

The Company’s operations and financial performance are dependent on it being able to operate at each of its mines and projects.  Given the fast-changing situation with respect to the COVID-19 pandemic, including further waves of the virus and the emergence of variant forms of the virus, it is difficult to predict the exact nature and extent of the impact the pandemic may have on the Company’s operations and its business. Outbreaks of COVID-19 in areas where the Company operates or restrictive directives of government and public health authorities could cause delays or disruptions in the Company’s supply chain, restrict access to its mine sites, restrict its ability to transport and ship gold doré and/or metal concentrates, restrict access to processing and refinery facilities, or impediments to market logistics. Suspensions of operations or curtailment of commissioning activities at the Company’s mines remains a significant risk to its business and operations.